Long Term Notes Payable, Net	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Debt Disclosure [Abstract]
Long Term Notes Payable, Net

NOTE 6 – LONG-TERM NOTES PAYABLE, net

The Company’s notes payable outstanding were as follows as of:

	September 30, 2014	December 31, 2013
2008 Unsecured promissory note. Originated on November 12, 2008. Principal of $100,000 with $45,000 to be repaid by June 30, 2009, with $10,000 in monthly payments thereafter until repaid in full. Required a one-time interest payment of $15,000. This note was paid in full on February 7, 2014.	$-	$55,000

2009 Non-mandatorily convertible, unsecured note. Originated on March 31, 2009, principal of $500,000 accrues interest at 8% per annum. Principal and interest were due in full on March 31, 2014 or convertible at the option of the note holder into Series B preferred stock at a rate of $0.45 per share. A warrant to purchase 222,222 shares of preferred Series B stock was issued in conjunction with this note. This note was paid in full on February 7, 2014.	-	500,000

2013 Bridge Loan. Principal from existing notes in the amount of $3,180,806 (comprised of $2,621,195 in principal outstanding as of December 31, 2012 and $559,611 in new principal issued from January through April 2013) along with accrued interest of $467,438 were converted into a 2013 Bridge Loan along with $4,840,792 of new principal. These notes accrued interest at 10% per annum with outstanding principal and interest due in 2014. These notes converted into common shares as part of the February 7, 2014 reverse acquisition transaction.	-	8,489,036

2014 Bridge Loan. Originated in January 2014. Principal of $2,076,000 issued in January 2014. These notes accrued interest at 10% per annum with outstanding principal and interest due in 2014. These notes converted into common shares as part of the February 7, 2014 reverse acquisition transaction.	-	-

Total notes payable	-	9,044,036

Current maturities of long-term, net of discount	-	9,039,444

Discount attributable to current maturities	-	4,592

Total current maturities	-	9,044,036

Long-term notes payable, less current maturities	$-	$-

Interest

Interest expense on these notes was $0 and $112,450, for the three and nine-month periods ended September 30, 2014, respectively. Interest expense on these notes was $208,305 and $458,152, for the three and nine-month periods ended September 30, 2013, respectively.

Interest accrued on these notes as of September 30, 2014 and December 31, 2013, was $0 and $657,092, respectively.

Note conversion

Management tested the conversion of the 2012 short-term unsecured promissory notes and 2010 to 2012 secured promissory notes to bridge loans in 2013 for potential extinguishment accounting. Because the fair market value of the notes prior to conversion as compared to the fair market value of the notes subsequent the conversion was less than a 10% difference, management concluded to apply modification accounting and are accruing interest based on the new note terms.

Discount

A discount on these notes of $0 and $4,592, as of September 30, 2014 and December 31, 2013, respectively, was based on the fair value of detachable warrants issued at the time of funding. This discount is being amortized straight-line over the underlying term of the note. Interest expense of $0 and $4,592, for the three and nine-month periods ended September 30, 2014, respectively, was recognized as amortization of this discount. Interest expense of $21,030 and $55,843, for the three and nine-month periods ended September 30, 2013, respectively, was recognized as amortization of this discount.

A summary of the debt discount activity for the nine-month period ended September 30, 2014 and year ended December 31, 2013 is as follows:

Balance January 1, 2013	$65,173
Amortization of debt discount	(60,581)
Balance December 31, 2013	4,592
Amortization of debt discount	(4,592)
Balance at September 30, 2014	$-

NOTE 6 – LONG-TERM CONVERTIBLE NOTES PAYABLE, net

The Company’s notes payable outstanding as of December 31, 2013 and 2012, were as follows:

	2013	2012
2008 Unsecured promissory note. Originated on November 12, 2008. Principal of $100,000 with $45,000 to be repaid by June 30, 2009, with $10,000 in monthly payments thereafter until repaid in full. Required a one-time interest payment of $15,000. This note was paid in full on February 7, 2014.	$55,000	$55,000

2012 Short-term unsecured promissory notes. Originated at various dates in 2012 with maturities ranging from three months to one year and interest rates ranging from 8% to 12%. All of these notes were subsequently either converted into Bridge Loans or repaid in 2013. Warrants to purchase 224,220 shares of preferred Series B stock were issued in conjunction with these notes.	-	829,047

2009 Non-mandatorily convertible, unsecured note. Originated on March 31, 2009, principal of $500,000 accrues interest at 8% per annum. Principal and interest were due in full on March 31, 2014 or convertible at the option of the note holder into Series B preferred stock at a rate of $0.45 per share. A warrant to purchase 222,222 shares of preferred Series B stock was issued in conjunction with this note. This note was paid in full on February 7, 2014.	500,000	500,000

2010 Secured promissory notes. Principal of $549,450 originated on September 23, 2010 and $62,438 originated on November 12, 2010. Accrued interest at 10% or 14% per annum. Maturity of all notes was extended from September 23, 2012 to March 23, 2013 by majority note holder approval. Interest rate was 2% higher during the period of extension. These notes were secured by all of the Company’s intellectual property. Warrants to purchase 339,937 shares of preferred Series B stock were issued in conjunction with these notes for $612. All of these notes were subsequently either converted into the Bridge Loans or repaid in 2013.	-	611,888

2011 Secured promissory notes. Principal of $1,828,686 originated at various dates of 2011. Accrued interest at 10% per annum. Maturity of all notes was extended from September 23, 2012 to March 23, 2013 by majority note holder approval. Interest rate was 2% higher during the period of extension. These notes were secured by all of the Company’s intellectual property. Warrants to purchase 1,015,934 shares of preferred Series B stock were issued in conjunction with the debt for $1,829. All of these notes were subsequently either converted into the Bridge Loans or repaid in 2013.	-	1,828,686

2012 Secured promissory notes. Principal of $349,650 originated in February and March of 2012. Accrued interest at 10% per annum. Maturity of all notes was extended from September 23, 2012 to March 23, 2013 by majority note holder approval. Interest rate was 2% higher during the period of extension. These notes were secured by all of the Company’s intellectual property. Warrants to purchase 194,250 shares of preferred Series B stock were issued in conjunction with the debt for $350. All of these notes were subsequently either converted into the Bridge Loans or repaid in 2013.	-	349,650

2013 Bridge Loan. Principal from existing notes in the amount of $3,180,806 (comprised of $2,621,195 in principal outstanding as of December 31, 2012 and $559,611 in new principal issued from January through April 2013) along with accrued interest of $467,438 were converted into a 2013 Bridge Loan along with $4,840,792 of new principal. These notes accrued interest at 10% per annum with outstanding principal and interest due in 2014. These notes converted into common shares as part of the February 7, 2014, merger with Koffee Korner at the rate of $0.625 per share. See Note 17.	8,489,036	-
Total notes payable	9,044,036	4,174,271

Current maturities of long-term notes, net of discount	9,039,444	3,609,098
Discount attributable to current maturities	4,592	65,173
Total current maturities	9,044,036	3,674,271
Notes payable, less current maturities	$-	$500,000

Interest

Interest expense on these notes was $681,335, $370,310, and $2,658,927, for the years ended December 31, 2013 and 2012, and for the period from inception (March 23, 2006) to December 31, 2013, respectively. Interest accrued on these notes as of December 31, 2013 and 2012, was $657,092 and $673,975, respectively.

Note conversions

Management tested the conversion of the 2012 short-term unsecured promissory notes and 2010 to 2012 secured promissory notes to bridge loans in 2013 for potential extinguishment accounting. Because the fair market value of the notes prior to conversion as compared to the fair market value of the notes subsequent to the conversion was less than a 10% difference, management is applying modification accounting and is accruing interest based on the new note terms.

Discount

A discount on these notes of $4,592 and $65,173, at December 31, 2013 and 2012, respectively, was based on the fair value of detachable warrants issued at the time of funding. This discount is being amortized straight-line over the term of the underlying note. Discount amortization of $60,581, $363,858, and $1,648,452 for the years ended December 31, 2013 and 2012, and from inception to December 31, 2013, respectively, was recognized as a part of interest expense.

A summary of the debt discount activity for the years ended December 31, 2013 and 2012, is as follows:

Balance January 1, 2012	$288,439
Debt discount recorded on 2011 notes	140,592
Amortization of debt discount	(363,858)
Balance December 31, 2012	65,173
Amortization of debt discount	(60,581)
Balance at December 31, 2013	$4,592

Maturities

As of December 31, 2013, all of the Company’s notes payables have a maturity date in 2014.